FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments And Risk Management
SCHEDULE OF CLASSIFIED FINANCIAL ASSETS AND LIABILITIES

The Company has classified financial assets and (liabilities) as follows at December 31:

	2022	2021	2020

Financial assets, measured at amortized cost:
Cash and cash equivalents	$9,229,845	$14,941,775	$6,872,894
Short-term investments	$-	$6,366,828	$-
Accounts receivable, measured at amortized cost:
Accounts receivable	$62,842	$-	$-
Other liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	$(3,362,430)	$(1,791,222)	$(1,730,361)
Convertible debentures	$-	$-	$(3,341,246)
Covid-19 government support loans	$(29,520)	$(31,660)	$(218,151)
Contract liabilities	$(274,192)	$-	$-